UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

8/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par		Value ($)
Bonds – 96.0%
Aerospace – 0.4%
Bombardier, Inc., 8%, 2014 (n)		$851,000	$876,530
Hawker Beechcraft Acquisition, 8.5%, 2015		400,000	403,000
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		725,000	710,500

			$1,990,030

Airlines – 0.1%
Continental Airlines, Inc., 7.339%, 2014		$431,000	$322,172

Asset Backed & Securitized – 4.2%
Asset Securitization Corp., FRN, 8.63%, 2029		$1,413,204	$1,549,304
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		404,000	366,098
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.27%, 2040 (z)		1,160,000	849,349
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,332,253
Commercial Mortgage Pass-Through Certificates, FRN, 5.986%, 2046		230,000	203,810
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		2,000,000	1,747,712
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,080,744	912,301
Crest Ltd., CDO, 7%, 2040		2,000,000	814,620
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,891,516
First Union-Lehman Brothers Bank of America, FRN, 0.542%, 2035 (i)		24,894,875	387,088
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		612,520	632,744
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		185,000	115,187
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		185,000	113,759
Morgan Stanley Capital I, Inc., 5.168%, 2042		919,020	872,459
Mortgage Capital Funding, Inc., FRN, 2.108%, 2031 (i)		986,144	549
Nationslink Funding Corp., 5%, 2031 (z)		1,568,000	1,515,660
New Century Home Equity Loan Trust, FRN, 4.532%, 2035		2,500,000	2,456,068
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,510,000	2,332,079
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,717,847	1,341,309
Structured Asset Securities Corp., FRN, 4.67%, 2035		1,283,653	1,227,872
Wachovia Bank Commercial Mortgage Trust, FRN, 5.884%, 2047		1,503,155	916,194

			$21,577,931

Automotive – 0.8%
Accuride Corp., 8.5%, 2015		$280,000	$180,600
Allison Transmission, Inc., 11%, 2015 (n)		1,380,000	1,269,600
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031		400,000	411,313
FCE Bank PLC, 7.125%, 2012	EUR	500,000	608,743
Ford Motor Credit Co. LLC, 9.75%, 2010		$665,000	579,355
Ford Motor Credit Co. LLC, 12%, 2015		362,000	306,213
Ford Motor Credit Co. LLC, 8%, 2016		570,000	410,704
General Motors Corp., 8.375%, 2033		404,000	199,980

			$3,966,508

Broadcasting – 1.9%
Allbritton Communications Co., 7.75%, 2012		$2,085,000	$1,866,075
CBS Corp., 6.625%, 2011		1,036,000	1,040,379
Clear Channel Communications, Inc., 6.25%, 2011		1,240,000	982,700
DIRECTV Holdings LLC, 7.625%, 2016 (n)		1,850,000	1,845,375
Grupo Televisa S.A., 6%, 2018		262,000	256,257
Grupo Televisa S.A., 8.5%, 2032		192,000	225,279
Lamar Media Corp., 7.25%, 2013		675,000	641,250
Lamar Media Corp., 6.625%, 2015		205,000	181,937
Lamar Media Corp., “C”, 6.625%, 2015		245,000	217,131
LIN TV Corp., 6.5%, 2013		550,000	451,000
Local TV Finance LLC, 9.25%, 2015 (n)(p)		400,000	296,000
Newport Television LLC, 13%, 2017 (n)(p)		105,000	79,275
News America, Inc., 6.2%, 2034		542,000	492,548
Nexstar Broadcasting Group, Inc., 7%, 2014		680,000	557,600

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 9.75%, 2015 (n)(p)	$530,000	$378,950

		$9,511,756

Brokerage & Asset Managers – 1.0%
INVESCO PLC, 5.625%, 2012	$1,440,000	$1,390,435
Lehman Brothers Holdings, Inc., 6.5%, 2017 (a)	1,260,000	1,115,367
Morgan Stanley, 5.75%, 2016	662,000	593,861
Morgan Stanley Group, Inc., 6.625%, 2018	652,000	605,788
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,355,000	1,175,463

		$4,880,914

Building – 0.5%
Associated Materials, Inc., 9.75%, 2012	$275,000	$274,312
Building Materials Corp. of America, 7.75%, 2014	295,000	243,375
CRH America, Inc., 8.125%, 2018	898,000	915,878
Nortek Holdings, Inc., 10%, 2013 (n)	200,000	187,000
Ply Gem Industries, Inc., 11.75%, 2013 (n)	1,290,000	1,173,900

		$2,794,465

Business Services – 0.5%
First Data Corp., 9.875%, 2015 (n)	$1,490,000	$1,285,125
SunGard Data Systems, Inc., 10.25%, 2015	1,335,000	1,345,013

		$2,630,138

Cable TV – 1.5%
CCH I Holdings LLC, 11%, 2015	$1,940,000	$1,488,950
CCH II Holdings LLC, 10.25%, 2010	700,000	672,000
CCO Holdings LLC, 8.75%, 2013	3,300,000	3,110,250
CSC Holdings, Inc., 8.5%, 2015 (n)	230,000	231,150
Mediacom LLC, 9.5%, 2013	50,000	48,375
NTL Cable PLC, 9.125%, 2016	765,000	728,662
TCI Communications, Inc., 9.8%, 2012	1,169,000	1,314,964

		$7,594,351

Chemicals – 1.2%
Braskem S.A., 7.25%, 2018 (z)	$621,000	$617,895
Momentive Performance Materials, Inc., 9.75%, 2014	75,000	67,687
Momentive Performance Materials, Inc., 11.5%, 2016	1,672,000	1,304,160
Mosaic Co., 7.875%, 2016 (n)	1,525,000	1,603,737
Nalco Co., 7.75%, 2011	415,000	420,188
Nalco Co., 8.875%, 2013	45,000	46,800
Yara International A.S.A., 5.25%, 2014 (n)	2,000,000	1,917,832

		$5,978,299

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$1,923,188

Conglomerates – 0.4%
Actuant Corp., 6.875%, 2017	$1,005,000	$984,900
Kennametal, Inc., 7.2%, 2012	1,140,000	1,219,859

		$2,204,759

Consumer Goods & Services – 1.0%
Corrections Corp. of America, 6.25%, 2013	$215,000	$210,700
Fortune Brands, Inc., 5.125%, 2011	1,150,000	1,153,403
Jarden Corp., 7.5%, 2017	1,020,000	907,800
KAR Holdings, Inc., 10%, 2015	110,000	92,675
Service Corp. International, 7%, 2017	2,525,000	2,354,563
Ticketmaster, 10.75%, 2016 (z)	350,000	358,750

		$5,077,891

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Containers – 0.6%
Crown Americas LLC, 7.625%, 2013		$500,000	$508,750
Crown Americas LLC, 7.75%, 2015		565,000	579,125
Greif, Inc., 6.75%, 2017		855,000	829,350
Owens-Brockway Glass Container, Inc., 8.25%, 2013		940,000	968,200

			$2,885,425

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)		$790,000	$803,787
BAE Systems Holdings, Inc., 5.2%, 2015 (n)		750,000	715,294
L-3 Communications Corp., 5.875%, 2015		1,475,000	1,390,187
L-3 Communications Corp., 6.375%, 2015		1,500,000	1,436,250

			$4,345,518

Electronics – 0.1%
Flextronics International Ltd., 6.25%, 2014		$370,000	$341,325

Emerging Market Quasi-Sovereign – 2.3%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)		$1,050,000	$1,057,875
Corporacion Nacional del Cobre de Chile, 4.75%, 2014		1,066,000	1,044,695
Corporacion Nacional del Cobre de Chile, 5.625%, 2035		1,900,000	1,694,348
Gazprom International S.A., 7.201%, 2020		890,340	885,087
Majapahit Holding B.V., 7.25%, 2017 (n)		1,478,000	1,359,760
National Power Corp., FRN, 7.06%, 2011		780,000	816,197
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		2,006,000	1,970,803
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,490,000	2,753,449

			$11,582,214

Emerging Market Sovereign – 2.4%
Federative Republic of Brazil, 6%, 2017		$4,176,000	$4,276,224
Gabonese Republic, 8.2%, 2017 (n)		849,000	865,980
Republic of Argentina, FRN, 3.127%, 2012		1,947,150	1,544,774
Republic of Colombia, 7.375%, 2017		1,393,000	1,532,300
Republic of Indonesia, 6.875%, 2017 (n)		171,000	171,855
Republic of Indonesia, 6.875%, 2018 (n)		531,000	530,336
Republic of Indonesia, 6.875%, 2018		204,000	203,745
Republic of Indonesia, 7.75%, 2038 (n)		693,000	686,070
Republic of Panama, 7.25%, 2015		65,000	70,525
Republic of Panama, 9.375%, 2029		553,000	731,343
Republic of Peru, 0%, 2009	PEN	1,000,000	332,018
Republic of Peru, 0%, 2009	PEN	3,100,000	999,111
Republic of Philippines, 9.375%, 2017		$449,000	536,555

			$12,480,836

Energy – Independent – 1.3%
Chaparral Energy, Inc., 8.875%, 2017		$295,000	$255,912
Chesapeake Energy Corp., 6.375%, 2015		1,030,000	957,900
Chesapeake Energy Corp., 6.875%, 2016		1,070,000	1,027,200
Forest Oil Corp., 7.25%, 2019		210,000	193,200
Hilcorp Energy I LP, 7.75%, 2015 (n)		500,000	452,500
Mariner Energy, Inc., 8%, 2017		510,000	466,650
Newfield Exploration Co., 6.625%, 2014		435,000	409,444
OPTI Canada, Inc., 8.25%, 2014		575,000	574,281
Plains Exploration & Production Co., 7%, 2017		685,000	616,500
Quicksilver Resources, Inc., 7.125%, 2016		750,000	652,500
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)		165,000	159,638
SandRidge Energy, Inc., 8%, 2018 (n)		790,000	740,625
Southwestern Energy Co., 7.5%, 2018 (n)		330,000	337,425

			$6,843,775

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$430,000	$414,563

Entertainment – 0.5%
AMC Entertainment, Inc., 11%, 2016		$700,000	$710,500
Marquee Holdings, Inc., 9.505%, 2014		205,000	162,975
Turner Broadcasting System, Inc., 8.375%, 2013		1,784,000	1,927,880

			$2,801,355

Financial Institutions – 0.7%
General Motors Acceptance Corp., 6.875%, 2011		$2,494,000	$1,547,627
General Motors Acceptance Corp., 8%, 2031		389,000	209,807
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		2,500,000	1,828,705

			$3,586,139

Food & Beverages – 0.5%
ARAMARK Corp., 8.5%, 2015		$464,000	$467,480
B&G Foods, Inc., 8%, 2011		170,000	166,600
Dean Foods Co., 7%, 2016		1,000,000	925,000
Del Monte Corp., 6.75%, 2015		125,000	117,500
General Mills, Inc., 5.65%, 2012		260,000	266,363
Tyson Foods, Inc., 6.85%, 2016		912,000	859,887

			$2,802,830

Forest & Paper Products – 1.1%
Buckeye Technologies, Inc., 8.5%, 2013		$460,000	$462,300
Georgia-Pacific Corp., 7.125%, 2017 (n)		765,000	709,537
Georgia-Pacific Corp., 8%, 2024		140,000	128,100
Graphic Packaging International Corp., 9.5%, 2013		1,090,000	1,024,600
International Paper Co., 7.4%, 2014		1,500,000	1,521,217
Smurfit-Stone Container Corp., 8%, 2017		905,000	724,000
Stora Enso Oyj, 6.404%, 2016 (n)		1,560,000	1,264,661

			$5,834,415

Gaming & Lodging – 1.3%
Firekeepers Development Authority, 13.875%, 2015 (z)		$270,000	$249,075
Harrah’s Operating Co., Inc., 5.5%, 2010		250,000	210,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		735,000	494,287
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		115,000	69,000
Host Hotels & Resorts, Inc., 7.125%, 2013		665,000	626,762
Host Hotels & Resorts, Inc., 6.75%, 2016		330,000	283,800
Mandalay Resort Group, 9.375%, 2010		450,000	441,000
MGM Mirage, 8.375%, 2011		1,805,000	1,638,037
MGM Mirage, 6.75%, 2013		230,000	200,100
Pinnacle Entertainment, Inc., 7.5%, 2015		570,000	441,750
Scientific Games Corp., 6.25%, 2012		380,000	358,150
Station Casinos, Inc., 6%, 2012		565,000	394,088
Station Casinos, Inc., 6.5%, 2014		25,000	11,250
Station Casinos, Inc., 6.875%, 2016		980,000	426,300
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		485,000	221,888
Wyndham Worldwide Corp., 6%, 2016		270,000	232,547
Wynn Las Vegas LLC, 6.625%, 2014		375,000	341,719

			$6,639,753

Industrial – 0.2%
JohnsonDiversey, Inc., 9.625%, 2012	EUR	125,000	$176,022
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$605,000	615,587

			$791,609

Insurance – 0.0%
American International Group, Inc., 6.25%, 2037		$210,000	$139,336

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,689,000	$1,551,144
Fund American Cos., Inc., 5.875%, 2013		1,351,000	1,267,076
USI Holdings Corp., FRN, 6.679%, 2014 (n)		1,005,000	801,488
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,490,000	2,145,068

			$5,764,776

International Market Quasi-Sovereign – 0.1%
Canada Housing Trust, 4.6%, 2011	CAD	392,000	$382,917

International Market Sovereign – 17.7%
Federal Republic of Germany, 5.25%, 2010	EUR	6,501,000	$9,717,747
Federal Republic of Germany, 3.75%, 2015	EUR	3,645,000	5,245,562
Federal Republic of Germany, 6.25%, 2030	EUR	2,593,000	4,609,931
Government of Australia, 6.25%, 2015	AUD	690,000	609,408
Government of Canada, 4.5%, 2015	CAD	1,035,000	1,046,762
Government of Canada, 5.75%, 2033	CAD	238,000	283,265
Government of Japan, 0.8%, 2010	JPY	187,800,000	1,732,547
Government of Japan, 1.5%, 2012	JPY	552,000,000	5,187,643
Government of Japan, 1.3%, 2014	JPY	227,600,000	2,124,790
Government of Japan, 1.7%, 2017	JPY	525,600,000	5,009,135
Government of Japan, 2.2%, 2027	JPY	840,000,000	7,893,097
Kingdom of Denmark, 4%, 2015	DKK	2,220,000	425,567
Kingdom of Netherlands, 3.75%, 2009	EUR	5,236,000	7,636,847
Kingdom of Netherlands, 3.75%, 2014	EUR	1,787,000	2,561,627
Kingdom of Spain, 5.35%, 2011	EUR	2,742,000	4,143,932
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	418,128
Republic of Austria, 4.65%, 2018	EUR	4,347,000	6,505,200
Republic of France, 4.75%, 2012	EUR	769,000	1,149,632
Republic of France, 5%, 2016	EUR	1,290,000	1,979,279
Republic of France, 6%, 2025	EUR	874,000	1,481,023
Republic of France, 4.75%, 2035	EUR	3,517,000	5,201,730
Republic of Ireland, 4.6%, 2016	EUR	2,052,000	3,048,714
Republic of Italy, 4.75%, 2013	EUR	4,881,000	7,227,354
United Kingdom Treasury, 8%, 2015	GBP	875,000	1,930,647
United Kingdom Treasury, 8%, 2021	GBP	588,000	1,412,679
United Kingdom Treasury, 4.25%, 2036	GBP	808,000	1,428,442

			$90,010,688

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.125%, 2014		$380,000	$369,550

Major Banks – 1.2%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$1,667,000	$1,442,553
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		1,408,000	1,167,552
Natixis S.A., 10% to 2018, FRN to 2049 (n)		2,510,000	2,431,551
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		170,000	141,996
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		830,000	760,629

			$5,944,281

Medical & Health Technology & Services – 2.4%
Biomet, Inc., 10%, 2017		$830,000	$896,400
Biomet, Inc., 11.625%, 2017		235,000	247,044
Community Health Systems, Inc., 8.875%, 2015		1,775,000	1,792,750
Cooper Cos., Inc., 7.125%, 2015		655,000	628,800
DaVita, Inc., 7.25%, 2015		1,375,000	1,352,656
Fisher Scientific International, Inc., 6.125%, 2015		2,090,000	2,084,094
HCA, Inc., 8.75%, 2010		630,000	636,300
HCA, Inc., 6.375%, 2015		160,000	132,000
HCA, Inc., 9.25%, 2016		780,000	802,425

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Hospira, Inc., 6.05%, 2017	$1,091,000	$1,065,339
Owens & Minor, Inc., 6.35%, 2016	970,000	941,782
Psychiatric Solutions, Inc., 7.75%, 2015	810,000	785,700
VWR Funding, Inc., 10.25%, 2015 (p)	700,000	637,000

		$12,002,290

Metals & Mining – 1.4%
Arch Western Finance LLC, 6.75%, 2013	$305,000	$304,237
FMG Finance Ltd., 10.625%, 2016 (n)	650,000	728,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,170,000	1,240,200
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	435,000	436,148
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,318,054
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,282,544
Peabody Energy Corp., 5.875%, 2016	425,000	405,875
Steel Dynamics, Inc., 7.375%, 2012	1,620,000	1,603,800

		$7,318,858

Mortgage Backed – 17.3%
Fannie Mae, 3.81%, 2013	$548,077	$521,891
Fannie Mae, 4.1%, 2013	890,000	858,100
Fannie Mae, 4.19%, 2013	714,883	690,648
Fannie Mae, 4.845%, 2013	242,094	240,404
Fannie Mae, 4.589%, 2014	566,687	553,621
Fannie Mae, 4.6%, 2014	733,128	716,191
Fannie Mae, 4.609%, 2014	837,723	819,420
Fannie Mae, 4.77%, 2014	571,320	561,408
Fannie Mae, 4.56%, 2015	307,597	297,690
Fannie Mae, 4.665%, 2015	249,274	242,566
Fannie Mae, 4.7%, 2015	237,895	231,903
Fannie Mae, 4.74%, 2015	588,288	574,419
Fannie Mae, 4.78%, 2015	687,503	671,211
Fannie Mae, 4.815%, 2015	600,000	587,466
Fannie Mae, 4.87%, 2015	502,715	493,944
Fannie Mae, 4.89%, 2015	167,786	165,188
Fannie Mae, 4.926%, 2015	1,868,360	1,844,643
Fannie Mae, 6%, 2016 - 2037	19,311,176	19,568,989
Fannie Mae, 5.5%, 2019 - 2035	39,171,376	38,965,441
Fannie Mae, 4.88%, 2020	505,962	494,868
Fannie Mae, 6.5%, 2032 - 2033	2,173,244	2,253,687
Fannie Mae, 5%, 2034	4,314,253	4,169,669
Freddie Mac, 5%, 2024	207,468	209,297
Freddie Mac, 5.5%, 2034	5,757,769	5,709,374
Freddie Mac, 6%, 2034	1,581,752	1,603,552
Ginnie Mae, 5.5%, 2038	5,000,000	4,999,574

		$88,045,164

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.25%, 2015	$470,000	$445,325
AmeriGas Partners LP, 7.125%, 2016	375,000	348,750
Inergy LP, 6.875%, 2014	585,000	526,500

		$1,320,575

Natural Gas - Pipeline – 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,000,000	$955,000
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	250,000	243,750
CenterPoint Energy, Inc., 7.875%, 2013	1,600,000	1,700,525
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	685,000	692,534
El Paso Corp., 7.25%, 2018	250,000	245,625

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
El Paso Corp., 7.75%, 2032	$201,000	$197,400
Spectra Energy Capital LLC, 8%, 2019	1,350,000	1,454,821
TransCapitalInvest Ltd., 5.67%, 2014	229,000	209,268
Williams Cos., Inc., 8.75%, 2032	796,000	895,500
Williams Partners LP, 7.25%, 2017	1,620,000	1,624,050

		$8,218,473

Network & Telecom – 2.2%
Cincinnati Bell, Inc., 8.375%, 2014	$1,000,000	$946,250
Citizens Communications Co., 9.25%, 2011	1,585,000	1,640,475
Citizens Communications Co., 9%, 2031	405,000	351,337
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	305,000	293,563
Qwest Corp., 7.875%, 2011	1,020,000	1,012,350
Qwest Corp., 8.875%, 2012	450,000	453,375
Telefonica Europe B.V., 7.75%, 2010	1,000,000	1,054,189
TELUS Corp., 8%, 2011	1,299,000	1,390,596
Verizon New York, Inc., 6.875%, 2012	2,542,000	2,635,401
Windstream Corp., 8.625%, 2016	1,310,000	1,296,900

		$11,074,436

Oil Services – 0.5%
Basic Energy Services, Inc., 7.125%, 2016	$485,000	$455,900
GulfMark Offshore, Inc., 7.75%, 2014	435,000	428,475
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	1,044,000	1,059,660
KazMunaiGaz Finance B.V., 9.125%, 2018 (z)	733,000	748,576

		$2,692,611

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$2,300,000	$2,377,683

Other Banks & Diversified Financials – 1.4%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$1,008,000	$952,560
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	808,000	808,808
Bosphorus Financial Services Ltd., FRN, 4.475%, 2012 (z)	1,312,500	1,267,964
Citigroup, Inc., 8.4% to 2018, FRN to 2049	2,510,000	2,131,040
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	527,006
RSHB Capital S.A., 7.125%, 2014 (z)	242,000	235,781
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,433,833

		$7,356,992

Pollution Control – 0.2%
Allied Waste North America, Inc., 6.5%, 2010	$1,070,000	$1,075,350

Precious Metals & Minerals – 0.4%
Alrosa Finance S.A., 8.875%, 2014	$2,016,000	$2,053,659

Printing & Publishing – 0.7%
American Media Operations, Inc., 10.25%, 2009 (z)	$6,727	$5,045
American Media Operations, Inc., “B”, 10.25%, 2009	185,000	138,750
Dex Media West LLC, 9.875%, 2013	1,855,000	1,428,350
Idearc, Inc., 8%, 2016	1,828,000	827,170
Nielsen Finance LLC, 10%, 2014	405,000	410,063
R.H. Donnelley Corp., 8.875%, 2016	1,145,000	601,125

		$3,410,503

Railroad & Shipping – 0.4%
TFM S.A. de C.V., 9.375%, 2012	$2,100,000	$2,194,500

Real Estate – 0.5%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,422,000	$1,279,699

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 5.875%, 2017	$1,260,000	$1,173,437

		$2,453,136

Retailers – 0.7%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$326,375
Gap, Inc., 8.8%, 2008	940,000	954,100
General Nutrition Centers, Inc., 7.199%, 2014 (p)	740,000	642,875
Home Depot, Inc., 5.25%, 2013	975,000	924,937
Macy’s Retail Holdings, Inc., 5.35%, 2012	200,000	187,233
Sally Beauty Holdings, Inc., 10.5%, 2016	485,000	487,425

		$3,522,945

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$230,450
Payless ShoeSource, Inc., 8.25%, 2013	170,000	154,700

		$385,150

Steel – 0.1%
Steel Capital S.A., 9.75%, 2013 (z)	$644,000	$641,263

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$980,000	$1,136,398

Supranational – 1.2%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,434,395
European Investment Bank, 5.125%, 2017	4,322,000	4,558,556

		$5,992,951

Telecommunications - Wireless – 1.8%
Alltel Corp., 7%, 2012	$361,000	$370,927
AT&T Wireless Services, Inc., 8.75%, 2031	1,500,000	1,791,711
Cingular Wireless LLC, 6.5%, 2011	1,700,000	1,780,194
MetroPCS Wireless, Inc., 9.25%, 2014	1,295,000	1,283,669
Nextel Communications, Inc., 5.95%, 2014	1,295,000	1,036,000
Rogers Cable, Inc., 5.5%, 2014	1,025,000	1,002,848
Rogers Wireless, Inc., 7.5%, 2015	450,000	478,930
Vimpel-Communications, 8.375%, 2013 (z)	715,000	691,043
Vodafone Group PLC, 5.625%, 2017	279,000	269,535
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	408,000	418,200

		$9,123,057

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$1,740,000	$1,614,412

Tobacco – 0.6%
Reynolds American, Inc., 6.75%, 2017	$2,984,000	$2,935,250

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$246,100	$162,426

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$135,000	$126,394
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	370,000

		$496,394

U.S. Government Agencies – 1.1%
Freddie Mac, 5.5%, 2017	$5,100,000	$5,442,659

U.S. Treasury Obligations – 8.8%
U.S. Treasury Bonds, 10.625%, 2015	$3,350,000	$4,835,779
U.S. Treasury Bonds, 7.5%, 2016	5,750,000	7,269,708
U.S. Treasury Bonds, 8.75%, 2017	4,100,000	5,585,930
U.S. Treasury Bonds, 6.25%, 2023 (f)	8,000,000	9,646,248

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 5.375%, 2031	$477,000	$538,041
U.S. Treasury Bonds, 4.5%, 2036	158,000	159,580
U.S. Treasury Bonds, 4.75%, 2037	4,977,000	5,230,518
U.S. Treasury Notes, 4%, 2015	568,000	593,471
U.S. Treasury Notes, 9.875%, 2015	5,025,000	7,063,658
U.S. Treasury Notes, 4.875%, 2016	880,000	957,619
U.S. Treasury Notes, 6.375%, 2027	2,350,000	2,925,750

		$44,806,302

Utilities - Electric Power – 5.1%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$370,000	$388,500
Bruce Mansfield Unit, 6.85%, 2034	1,560,000	1,601,710
CenterPoint Energy, Inc., 6.5%, 2018	400,000	391,170
Dynegy Holdings, Inc., 7.5%, 2015	215,000	202,100
Edison Mission Energy, 7%, 2017	1,615,000	1,546,362
EDP Finance B.V., 6%, 2018 (n)	1,330,000	1,319,183
EEB International Ltd., 8.75%, 2014 (n)	569,000	605,274
Enersis S.A., 7.375%, 2014	1,273,000	1,353,814
Exelon Generation Co. LLC, 6.95%, 2011	2,486,000	2,581,902
FirstEnergy Corp., 6.45%, 2011	1,699,000	1,745,459
HQI Transelec Chile S.A., 7.875%, 2011	1,500,000	1,577,238
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	461,000	485,802
Mirant Americas Generation LLC, 8.3%, 2011	100,000	102,000
Mirant North America LLC, 7.375%, 2013	710,000	704,675
NiSource Finance Corp., 7.875%, 2010	1,145,000	1,189,814
NorthWestern Corp., 5.875%, 2014	1,435,000	1,421,096
NRG Energy, Inc., 7.375%, 2016	1,725,000	1,703,437
Reliant Energy, Inc., 7.875%, 2017	610,000	588,650
System Energy Resources, Inc., 5.129%, 2014 (n)	1,771,229	1,745,954
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (z)	1,256,000	1,274,665
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	3,685,000	3,675,788

		$26,204,593

Total Bonds		$488,471,737

Floating Rate Loans – 0.9% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$23,544	$21,921
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	532,748	496,038

		$517,959

Automotive – 0.3%
Allison Transmission, Inc., Term Loan B, 5.33%, 2014	$248,600	$222,963
Federal-Mogul Corp., Term Loan B, 4.41%, 2015	333,591	256,865
Ford Motor Co., Term Loan B, 5.47%, 2013	553,833	429,023
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	480,501	438,457

		$1,347,308

Business Services – 0.1%
First Data Corp., Term Loan B-1, 5.25%, 2014	$424,849	$389,327

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.21%, 2013	$332,713	$316,410

Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$119,955	$119,355

Medical & Health Technology & Services – 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$3,168	$2,994
Community Health Systems, Inc., Term Loan B, 4.98%, 2014	61,935	58,536

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Medical & Health Technology & Services – continued
HCA, Inc., Term Loan B, 5.05%, 2012	$449,299	$420,750

		$482,280

Printing & Publishing – 0.0%
Idearc, Inc., Term Loan B, 4.79%, 2014	$41,376	$28,963

Retailers – 0.0%
Burlington Coat Factory, Term Loan B, 2013 (o)	$290,777	$225,171

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$469,690	$362,102

Telecommunications - Wireless – 0.0%
ALLTEL Communications, Inc., Term Loan B-2, 5.06%, 2015	$224,820	$222,179

Utilities - Electric Power – 0.1%
Calpine Corp., DIP Term Loan, 5.69%, 2009	$361,135	$335,404
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.27%, 2014	470,336	437,412

		$772,816

Total Floating Rate Loans		$4,783,870

Common Stocks – 0.0%
Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	3,683	$0

Repurchase Agreements – 1.6%
Merrill Lynch, 2.13%, dated 8/29/08, due 9/02/08, total to be received $8,061,908 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$8,060,000	$8,060,000

Total Investments		$501,315,607
Other Assets, Less Liabilities – 1.5%		7,575,783

Net Assets – 100.0%		$508,891,390

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,977,692, representing 10.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/25/08-2/20/08	$6,675	$5,045
Bayview Financial Revolving Mortgage Loan Trust, FRN,
3.26%, 2040	3/01/06	1,160,000	849,349
Bosphorus Financial Services Ltd., FRN, 4.475%, 2012	3/08/05	1,312,500	1,267,964
Braskem S.A., 7.25%, 2018	5/29/08	615,579	617,895
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,891,516

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Firekeepers Development Authority, 13.875%, 2015	4/22/08 - 5/06/08	$262,416	$249,075
KazMunaiGaz Finance B.V., 8.375%, 2013	7/02/08	1,038,770	1,059,660
KazMunaiGaz Finance B.V., 9.125%, 2018	7/02/08	727,107	748,576
Nationslink Funding Corp., 5%, 2031	5/07/08	1,524,880	1,515,660
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,332,079
RSHB Capital S.A., 7.125%, 2014	5/21/08 - 6/06/08	242,710	235,781
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,717,341	1,341,309
Steel Capital S.A., 9.75%, 2013	7/29/08	644,000	641,263
Taqa Abu Dhabi National Energy Co., 6.6%, 2013	7/31/08	1,255,259	1,274,665
Ticketmaster, 10.75%, 2016	7/28/08	354,962	358,750
Vimpel-Communications, 8.375%, 2013	4/24/08	715,000	691,043

Total Restricted Securities			$15,079,630
% of Net Assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$501,315,607	$—	$501,315,607
Other Financial Instruments	$(30,898)	$854,340	$—	$823,442

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$515,466,083

Gross unrealized appreciation	$7,018,951
Gross unrealized depreciation	(21,169,427)

Net unrealized appreciation (depreciation)	$(14,150,476)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/08

Forward Foreign Currency Exchange Contracts at 8/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	704,858	9/08/08 -11/12/08	$643,100	$601,854	$41,246
SELL	CAD	1,809,831	10/22/08	1,702,057	1,701,532	525
SELL	DKK	2,379,462	11/12/08	486,518	466,071	20,447
SELL	EUR	47,113,597	10/22/08	69,273,430	68,911,543	361,887
SELL	GBP	3,323,923	10/23/08	6,206,262	6,031,122	175,140
BUY	JPY	376,605,100	10/22/08	3,443,184	3,472,225	29,041
SELL	JPY	2,772,982,848	10/27/08	25,719,824	25,574,387	145,437
SELL	PEN	3,816,000	9/11/08	1,355,354	1,292,489	62,865
SELL	SEK	10,491,084	9/30/08	1,719,754	1,622,989	96,765

						$933,353

Depreciation
BUY	EUR	4,620,592	10/22/08	$6,774,866	$6,758,391	$(16,475)
BUY	GBP	685,047	10/23/08	1,269,919	1,242,989	(26,930)
BUY	KRW	1,363,102,171	10/02/08	1,258,635	1,251,430	(7,205)
BUY	SEK	7,818,944	9/30/08	1,240,000	1,209,605	(30,395)

						$(81,005)

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/08 - continued

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Note 10 yr (Short)	260	$(30,030,000)	Dec-08	$(19,191)
U.S. Treasury Bond (Long)	97	11,379,313	Dec-08	(11,707)

				$(30,898)

Swap Agreements at 8/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(32,272)
9/20/12	USD	1,500,000	JPMorgan Chase Bank	0.33% (fixed rate)	(2)	(1,283)
6/20/13	USD	1,120,000	Morgan Stanley
			Capital Services, Inc.	(3)	1.48% (fixed rate)	28,562
9/20/13	USD	200,000	JPMorgan Chase Bank	5.30% (fixed rate)	(4)	6,985

						$1,992

(1)	Fund to pay notional amount upon a defined credit event by Abitibi – Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

(3)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(4)	Fund to pay notional amount upon a defined credit event by ARAMARK Corp., 8.5%, 2/01/15.

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2008, are as follows:

United States	68.6%
Japan	4.7%
Germany	4.0%
France	2.8%
Netherlands	2.1%
United Kingdom	1.6%
Italy	1.6%
Canada	1.5%
Austria	1.3%
Other Countries	11.8%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.